Receivables from Customers, Net (Details) - Schedule of Movement of Allowance for Expected Credit Losses - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Movement of Allowance for Expected Credit Losses [Abstract]
Balance at April 1
Provision for expected credit losses	6,641
Balance at March 31	$ 6,641